SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
December 31, 2021			December 31, 2020
		Weighted		Weighted
		Average		Average
	Options	Exercise Price	Options	Exercise Price
Outstanding at the beginning of year	4,816,029	$2.08	4,373,300	$1.96
Granted	491,510	2.31	450,729	3.23
Exercised	(193,066)	1.94*	-	-
Forfeited/Expired	(21,190)	2.37	(8,000)	2.18
Outstanding at the end of year	5,093,283	$2.11	4,816,029	$2.08

*The weighted average share price on the date stock options were exercised during the year ended December 31, 2021 was $3.37 (December 31, 2020 - $Nil).

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
	No. of options outstanding	Weighted average remaining life (Years)	Exercise price	No. of options currently exercisable	Expiration date
	1,461,600		$1.96	1,461,600	November 3, 2022
	90,000		$2.60	90,000	February 1, 2023
	100,000		$2.30	100,000	February 28, 2023
	60,000		$1.68	60,000	August 29, 2023
	40,000		$1.65	40,000	September 10, 2023
	731,400		$1.51	731,400	November 23, 2023
	100,000		$1.50	100,000	December 13, 2023
	40,000		$1.64	26,667	January 11, 2024
	50,000		$1.62	33,333	January 16, 2024
	100,000		$2.47	100,000	September 16, 2024
	1,380,567		$2.18	1,057,935	December 17, 2024
	80,000		$1.40	26,666	March 16, 2025
	40,000		$3.39	13,333	September 22, 2025
	40,000		$3.33	13,333	October 5, 2025
	288,206		$3.70	125,235	December 15, 2025
	100,000		$3.38	33,333	February 24, 2026
	391,510		$2.04	43,998	December 16, 2026
Total	5,093,283	2.32	$2.11	4,056,833

Disclosure of black-scholes valuation of stock options granted [Table Text Block]
	December 31, 2021	December 31, 2020
Dividend rate	0%	0%
Expected annualized volatility	51.73% - 51.81%	52.83% - 66.33%
Risk free interest rate	0.53% - 1.12%	0.33% - 0.63%
Expected life of options	3.5 yr	3.5yr - 5yr
Weighted average of strike price of options granted	$2.31	$3.23

Disclosure of changes in reserve for share-based payments [Table Text Block]
	December 31, 2021	December 31, 2020
Balance at beginning of year	$5,109,676	$3,415,790
Share-based payments - options	932,333	1,351,643
Share-based payments - RSUs	837,858	35,020
Share-based payments - DSUs	92,894	307,223
Options exercised	(229,214)	-
RSUs vested	(344,068)	-
Balance at the end of year	$6,399,479	$5,109,676

Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of changes in reserve for share-based payments [Table Text Block]
	December 31, 2021	December 31, 2020
Balance at beginning of year	$4,767,433	$3,415,790
Share-based payments - options	932,333	1,351,643
Share-based payments - options exercised	(229,214)	-
Balance at the end of year	$5,470,552	$4,767,433

Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share other equity instruments [Table Text Block]
	Restricted share units	Weighted average grant date FV
Outstanding at beginning of year	-	$-
Granted	358,203	$3.70
Outstanding, December 31, 2020	358,203	$3.70
Vested - shares issued	(80,676)	$3.70
Vested - cash redemption (no shares issued)	(18,550)	$3.70

Forfeited/Expired	(16,859)	$3.70
Granted	488,856	$2.08
Outstanding, December 31, 2021*	730,974	$2.81

*Included in the outstanding RSUs are 18,667 vested RSUs for which the settlement has been deferred.

Disclosure of changes in reserve for share-based payments [Table Text Block]
	December 31, 2021	December 31, 2020
Balance at beginning of year	$35,020	$-
Share-based payments - RSUs	837,858	35,020
Share-based payments - RSUs vested	(344,068)	-
Balance at the end of year	$528,810	$35,020

Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share other equity instruments [Table Text Block]
	Deferred share units	Weighted averag grant date FV	Vested	Not vested
Outstanding at beginning of year	-	$-	-	-
Granted	87,500	$3.70	87,500	-
Outstanding, December 31, 2020	87,500	$3.70	87,500	-
Granted	228,168	$2.17	21,517	206,651
Outstanding, December 31, 2021	315,668	$2.61	109,017	206,651

Disclosure of changes in reserve for share-based payments [Table Text Block]
	December 31, 2021	December 31, 2020
Balance at beginning of year	$307,223	$-
Share-based payments - DSUs	92,894	307,223
Balance at the end of year	$400,117	$307,223